DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Accounts Receivable Concentration (Details)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)
Significant Concentrations and Risks
Accounts receivable, net	$ 15,385,861	¥ 56,161,255	¥ 100,105,027
Accounts receivable | Credit concentration risk, customers or financial institutions | The Chinese Institute of Certified Public Accountants
Significant Concentrations and Risks
Accounts receivable, net		¥ 450,712	15,537,954
Percentage of concentration of risk	15.50%	0.80%
Accounts receivable | Credit concentration risk, customers or financial institutions | Asset Management Association of China
Significant Concentrations and Risks
Accounts receivable, net		¥ 10,836,559	¥ 15,714,552
Percentage of concentration of risk	15.70%	19.30%